Income taxes (Schedule of Domestic and Foreign Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of income taxes	$ 200	$ 160
Income tax according to Israel statutory tax rules
Components of income taxes
Income tax according to statutory tax rules outside of Israel
Components of income taxes	$ 200	$ 160